Stock-Based Compensation - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RSUs
Weighted-Average Grant Price
Beginning balance (in dollars per share)	$ 115	$ 116	$ 117
Granted (in dollars per share)	118	112	125
Released (in dollars per share)	114	114	120
Canceled/forfeited/performance adjusted (in dollars per share)	115	116	119
Kyndryl separation - cancellation (in dollars per share)			119
Ending balance (in dollars per share)	$ 116	$ 115	$ 116
Number of Units
Beginning balance (in shares)	21,052,914	19,038,480	16,896,704
Granted (in shares)	10,915,958	11,447,966	9,566,307
Released (in shares)	(7,383,980)	(7,013,530)	(4,582,159)
Canceled/forfeited/performance adjusted (in shares)	(1,527,249)	(2,420,002)	(2,072,800)
Kyndryl separation - adjustment (in shares)			660,089
Kyndryl separation - cancellation (in shares)			(1,429,661)
Ending balance (in shares)	23,057,643	21,052,914	19,038,480
PSUs
Weighted-Average Grant Price
Beginning balance (in dollars per share)	$ 117	$ 118	$ 120
Granted (in dollars per share)	117	110	129
Released (in dollars per share)	113	114	129
Canceled/forfeited/performance adjusted (in dollars per share)	114	116	124
Kyndryl separation - cancellation (in dollars per share)			119
Ending balance (in dollars per share)	$ 118	$ 117	$ 118
Number of Units
Beginning balance (in shares)	3,566,078	3,728,857	3,551,500
Granted (in shares)	1,295,937	1,237,019	1,561,120
Released (in shares)	(840,111)	(679,601)	(581,397)
Canceled/forfeited/performance adjusted (in shares)	(548,865)	(720,197)	(453,178)
Kyndryl separation - adjustment (in shares)			120,428
Kyndryl separation - cancellation (in shares)			(469,616)
Ending balance (in shares)	3,473,039	3,566,078	3,728,857
Performance adjustments (in shares)	(404,655)	(362,247)	(223,397)